Summary of Significant Accounting Policies (Details)		6 Months Ended			12 Months Ended
	Apr. 01, 2019	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
voting power percentage		50.00%	50.00%
Allowances for uncollectible amounted receivable (in Dollars)		$ 2,105,670			$ 2,146,679
Inventory reserve (in Dollars)		253,635			259,621
Allowances for uncollectible amounted to suppliers (in Dollars)		3,066			3,138
Long term investment in equity investee balance (in Dollars)		2,226,023			2,337,451
Investment loss (in Dollars)		57,960		$ 83,307
Related grants (in Dollars)		490,560
Deferred grants (in Dollars)		187			191
Value added tax percentage	13.00%
Cash and cash equivalents (in Dollars)		$ 5,663			4,161
Insurance regulation (in Yuan Renminbi) | ¥			¥ 500,000
FDIC insurance limits (in Shares) | shares		100,000	100,000
FDIC insurance limits (in Dollars)		$ 1,200
Shexian Ruibo [Member]
Summary of Significant Accounting Policies [Line Items]
Long term investment in equity investee balance (in Dollars)		$ 2,226,021			$ 2,337,451
Ownership interest, percentage		41.67%	41.67%
One Suppliers [Member] | Supplier Concentration Risk [Member] | Purchase of Raw Materials [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		30.00%	30.00%	21.00%
One Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		30.00%	30.00%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Purchase of Raw Materials [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		22.00%	22.00%	17.00%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		22.00%	22.00%
Three Suppliers [Member] | Supplier Concentration Risk [Member] | Purchase of Raw Materials [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		10.00%	10.00%	13.00%
Three Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					10.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)		$ 1,519,456			$ 1,314,636
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		16.00%	16.00%	22.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		24.00%	24.00%		29.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		12.00%	12.00%	17.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		33.00%	33.00%		21.00%
Three customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		13.00%	13.00%		12.00%